Steben & Company, Inc.	240 631 7600 T
9711 Washingtonian Blvd., Suite 400	240 631 9595 F
Gaithersburg, MD 20878	www.steben.com

May 25, 2018

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Select Multi-Strategy Fund File Nos. 811-211724 and 333-22824

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, on behalf of Steben Select Multi-Strategy Fund (the “Fund”), is the Fund’s Post-Effective Amendment No. 3 to the registration statement on Form N-2 (“PEA 3”). The purpose of PEA 3 is to update the Fund’s registration statement in order to include non-material changes.

The Fund intends to file a subsequent post-effective amendment prior to July 31, 2018 to incorporate the Fund’s financial statements for the period ended March 31, 2018 into its registration statement.

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Please feel free to contact me at 240.631.7602 with any questions or comments you may have.

Sincerely,

/s/Francine J. Rosenberger
Francine J. Rosenberger

cc:	Pablo Man K&L Gates LLP